Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.38%
Australia–4.28%
Aristocrat Leisure Ltd.	249,678	$7,198,370
CSL Ltd.	49,544	9,729,328
		16,927,698
China–21.30%
Airtac International Group	308,000	9,230,683
China Mengniu Dairy Co. Ltd.(a)	3,686,000	8,167,144
China Resources Beer (Holdings) Co. Ltd.	1,920,000	6,943,373
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,104,355	1,892,219
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,415,600	10,920,716
Minth Group Ltd.	1,506,000	2,441,124
Tencent Holdings Ltd.	431,600	14,981,397
Tongcheng Travel Holdings Ltd.(a)(b)	7,537,200	15,374,785
Wuliangye Yibin Co. Ltd., A Shares	587,238	10,365,774
Yum China Holdings, Inc.	113,405	3,922,679
		84,239,894
Hong Kong–6.46%
AIA Group Ltd.	1,033,000	8,101,216
Swire Properties Ltd.	3,212,000	6,002,500
Techtronic Industries Co. Ltd.	1,078,000	11,449,550
		25,553,266
India–9.51%
Emami Ltd.	1,125,522	6,774,106
HDFC Bank Ltd., ADR	291,804	16,192,204
MakeMyTrip Ltd.(a)(c)	108,046	5,984,668
SBI Life Insurance Co. Ltd.(b)	513,351	8,680,110
		37,631,088
Indonesia–12.79%
PT Bank Central Asia Tbk	23,789,300	14,393,155
PT Kalbe Farma Tbk	97,092,500	9,292,080
PT Mitra Keluarga Karyasehat Tbk(b)	66,965,200	11,422,907
PT Pakuwon Jati Tbk	431,692,900	11,488,029
PT Telkom Indonesia (Persero) Tbk	15,928,000	3,995,170
		50,591,341
Macau–0.97%
Galaxy Entertainment Group Ltd.	740,000	3,840,511
Malaysia–4.37%
Bursa Malaysia Bhd.	5,848,350	9,267,838
Heineken Malaysia Bhd.	1,574,800	8,022,659
		17,290,497
New Zealand–2.21%
Auckland International Airport Ltd.	958,177	4,934,819
Freightways Group Ltd.	734,490	3,793,090
		8,727,909
Philippines–9.36%
BDO Unibank, Inc.	6,872,658	17,692,199
Shares		Value
Philippines–(continued)
SM Investments Corp.	506,436	$8,085,099
SM Prime Holdings, Inc.	18,472,800	11,236,969
		37,014,267
Singapore–2.23%
United Overseas Bank Ltd.	417,700	8,804,506
South Korea–5.31%
LEENO Industrial, Inc.(a)	37,376	5,560,941
Samsung Electronics Co. Ltd.	284,073	15,435,626
		20,996,567
Taiwan–9.55%
ASPEED Technology, Inc.	32,000	3,143,030
MediaTek, Inc.	230,000	7,097,253
Taiwan Semiconductor Manufacturing Co. Ltd.	1,213,464	24,291,719
Visual Photonics Epitaxy Co. Ltd.	748,000	3,219,294
		37,751,296
Thailand–3.48%
Central Pattana PCL, Foreign Shares	7,543,600	13,751,637
United States–5.02%
Broadcom, Inc.	16,817	19,844,060
Vietnam–0.54%
Vietnam Dairy Products JSC	786,990	2,154,325
Total Common Stocks & Other Equity Interests (Cost $294,769,771)		385,118,862
Money Market Funds–2.92%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	4,038,258	4,038,258
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	2,906,654	2,908,398
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	4,615,153	4,615,153
Total Money Market Funds (Cost $11,560,380)		11,561,809
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.30% (Cost $306,330,151)		396,680,671
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.51%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,671,571	1,671,571
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,295,319	4,298,326
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,969,581)		5,969,897
TOTAL INVESTMENTS IN SECURITIES—101.81% (Cost $312,299,732)		402,650,568
OTHER ASSETS LESS LIABILITIES–(1.81)%		(7,157,579)
NET ASSETS–100.00%		$395,492,989

See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $46,398,518, which represented 11.73% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,163,086	$9,360,245	$(8,485,073)	$-	$-	$4,038,258	$43,324
Invesco Liquid Assets Portfolio, Institutional Class	2,282,532	6,685,890	(6,060,767)	(58)	801	2,908,398	32,389
Invesco Treasury Portfolio, Institutional Class	3,614,956	10,697,423	(9,697,226)	-	-	4,615,153	49,451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	947,423	10,899,310	(10,175,162)	-	-	1,671,571	16,433*
Invesco Private Prime Fund	2,436,851	27,873,221	(26,013,671)	316	1,609	4,298,326	44,190*
Total	$12,444,848	$65,516,089	$(60,431,899)	$258	$2,410	$17,531,706	$185,787

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$16,927,698	$—	$16,927,698
China	3,922,679	80,317,215	—	84,239,894
Hong Kong	—	25,553,266	—	25,553,266
India	22,176,872	15,454,216	—	37,631,088
Indonesia	—	50,591,341	—	50,591,341
Macau	—	3,840,511	—	3,840,511
Malaysia	—	17,290,497	—	17,290,497
New Zealand	—	8,727,909	—	8,727,909
Philippines	—	37,014,267	—	37,014,267
Singapore	—	8,804,506	—	8,804,506
South Korea	—	20,996,567	—	20,996,567
Taiwan	—	37,751,296	—	37,751,296
Thailand	—	13,751,637	—	13,751,637
United States	19,844,060	—	—	19,844,060
Vietnam	—	2,154,325	—	2,154,325
Money Market Funds	11,561,809	5,969,897	—	17,531,706
Total Investments	$57,505,420	$345,145,148	$—	$402,650,568
Invesco EQV Asia Pacific Equity Fund